Common Shares, Stock Options And Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2011
Common Shares, Stock Options And Preferred Shares [Abstract]
Summary Of Company's Stock Options

			Weighted-
	Common	Weighted-	Average
	Shares	Average	Remaining	Aggregate
	Subject	Exercise	Contractual	Intrinsic
	to Option	Prices	Term	Value

Balance at December 31, 2008	2,300,290	$26.29
Granted	12,000	$24.44
Exercised	(47,250)	$20.28		$169,000
Cancelled	(68,800)	$26.38

Balance at December 31, 2009	2,196,240	$26.40
Granted	972,000	$27.17
Exercised	(520,740)	$21.69		$2,809,000
Cancelled	(25,000)	$27.66

Balance at December 31, 2010	2,622,500	$27.61
Granted	12,000	$35.78
Exercised	(255,445)	$27.89		$2,412,000
Cancelled	(127,600)	$27.63

Balance at December 31, 2011	2,251,455	$27.62	3.2 years	$–
Exercisable at December 31, 2011	870,955	$27.83	1.9 years	$–

Summary Of Weighted-Average Assumptions Used For Grants

	2011	2010	2009
	Options	Options	Options

Risk free interest rate	1.58%	1.27%	1.99%
Expected volatility	45.25%	45.78%	44.12%
Expected dividend yield	.70%	.87%	.51%
Expected life	4.3 years	4.0 years	4.3 years
Weighted-average fair value per grant	$13.18	$9.09	$8.80